Reserves for Closed Properties	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Restructuring and Related Activities [Abstract]
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
Reserves for Closed Properties
The following table provides a summary of activity in reserves for closed properties during the forty weeks ended July 3, 2016 and fiscal year ended September 27, 2015 (in millions):

	July 3, 2016	September 27, 2015
Beginning balance	$28	$31
Additions	4	9
Usage	(8)	(13)
Adjustments	2	1
Ending balance	$26	$28

Reserves for Closed Properties
The following table provides a summary of activity in reserves for closed properties during the fiscal years indicated (in millions):

	2015	2014
Beginning balance	$31	$36
Additions	9	4
Usage	(13)	(11)
Adjustments	1	2
Ending balance	$28	$31

Additions to store closure reserves primarily relate to the accretion of interest on existing reserves. Additions related to seven and two new closures during fiscal years 2015 and 2014, respectively, were not material. Usage primarily related to ongoing cash rental payments totaled approximately $13 million and $11 million for fiscal years 2015 and 2014, respectively.